Other Current Assets	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
OTHER CURRENT ASSETS	NOTE 5 – OTHER CURRENT ASSETS
	December 31,
	2025	2024

Prepaid expenses	159	102
Other receivable	65	5
	224	107